Subsequent events	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Subsequent events
Subsequent events	19. Subsequent events From June 30, 2021 to the date of publication of this report, there was no subsequent event which had a material impact on the Group.	19. Subsequent events From September 30, 2021 to the date of publication of this report, there was no subsequent event which had a material impact on the Group.